CAPITAL STOCK AND EQUITY TRANSACTIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
CAPITAL STOCK AND EQUITY TRANSACTIONS [Text Block]

NOTE 11 - CAPITAL STOCK AND EQUITY TRANSACTIONS

Common Stock

The total number of common shares authorized that may be issued by the Company is 1,000,000,000 shares with a par value of $0.001 per share.

During the period ended July 31, 2009, the Company issued 5,000,000 shares of common stock for total cash proceeds of $25,000 to the Company’s sole director and officer. During the year ended July 31, 2010, the Company sold 3,000,000 shares of common stock for total cash proceeds of $30,000.

On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares, in exchange of 250,000,000 shares of HK Shares.

On September 23, 2013, the Company issued a total of 67,000,000 shares of restricted common stock at $0.001 per share, such that 60,000,000 shares were issued to Mr. Roy Thomas Phillips, who was then a consultant to the Company and later served as the acting CFO of the Company beginning July 29, 2014, and 7,000,000 shares were issued to two other non-related parties. The shares were issued in contemplation of a secondary offering. The Company takes the position that these shares should be cancelled since no secondary offering was consummated. The Company is taking steps to have these shares canceled. The Company valued the 67,000,000 shares of common stock issued at $67,000 as there was no market for the Company’s common stock and it has limited or no trading; and these shares are s thought to be of minimal value to the Company at the time of issuance, therefore the par value is thought to match the assumed book value of the Company’s common stock which is at $0.001 per share. On July 24, 2015, 7,000,000 shares issued to two other non-related parties were cancelled.

On July 25, 2014, we entered into the Stock Purchase Agreement in connection with the acquisition of Sanhe with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe. We agreed to issue to Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing 51.4% of our issued and outstanding shares of common stock.

Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 100,000,000 shares with a par value of $0.001 per share. The preferred shares may be issued in one or more series, from time to time, with each series to have such designation, relative rights, preference or limitations, as adopted by the Company’s Board of Directors. No preferred shares have been issued.

NOTE 10 - CAPITAL STOCK AND EQUITY TRANSACTIONS

Common Stock

The total number of common shares authorized that may be issued by the Company is 1,000,000,000 shares with a par value of $0.001 per share.

During the period ended July 31, 2009, the Company issued 5,000,000 shares of common stock for total cash proceeds of $25,000 to the Company’s sole director and officer. During the year ended July 31, 2010, the Company sold 3,000,000 shares of common stock for total cash proceeds of $30,000.

On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK shares, in exchange of 250,000,000 shares of HK shares.

On September 23, 2013, the Company issued a total of 67,000,000 shares of restricted common stock at $0.001 per share, such that 60,000,000 shares were issued to Mr. Roy Thomas Phillips, who was then a consultant to the Company and later served as the acting CFO of the Company beginning July 29, 2014, and 7,000,000 shares were issued to two other non-related parties. The shares were issued in contemplation of a secondary offering. The Company takes the position that these shares should be cancelled since no secondary offering was consummated. The Company is taking steps to have these shares canceled. The Company valued the 67,000,000 shares of common stock issued at $67,000 as there was no market for the Company’s common stock and it has limited or no trading; and there is thought to be minimal value in the Company at the time of issuance, therefore the par value is thought to match the assumed market price of the Company’s common stock which is at $0.001 per share. On July 24, 2015, 7,000,000 shares issued to two other non-related parties were cancelled.

On July 25, 2014, we entered into the Stock Purchase Agreement in connection with the acquisition of Sanhe with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe. We agreed to issue to Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing 51.4% of the our issued and outstanding shares of common stock.

Preferred Stock

The total number of preferred shares authorized that may be issued by the Company is 100,000,000 shares with a par value of $0.001 per share. The preferred stock may be issued in one or more series, from time to time, with each series to have such designation, relative rights, preference or limitations, as adopted by the Company’s Board of Directors. No preferred shares have been issued.